KSOP Plan: (Details Text) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
KSOP Plan: [Abstract]
Cash contributions to the Plan	$ 150,000	$ 164,000	$ 172,000